Investment Portfolio - Government and Corporate Securities	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Disclosure Of Investment Portfolio Of Government And Corporate Securities Explanatory
40. Investment Portfolio - Government and Corporate Securities
The Group owns, manages and trades a portfolio of securities issued by the Argentine and other governments and corporate issuers. The following table sets out the Group’s investments in Argentine and other governments and corporate securities as of December 31, 2023 and 2022 by type and currency of denomination.

Account	Fair value level	Book Value 12.31.23	Book Value 12.31.22
DEBT SECURITIES AT FAIR VALUE THROUGH PROFIT OR LOSS
Local:
Government Securities - In pesos
Treasury Bills adjusted by Cer Maturity 01-18-2024	1	205,177	—
Treasury Bonds adjusted by 4% CER in pesos. Maturity 10-14-2024	1	179,040	—
Argentine Treasury Bond in pesos 16% Maturity 10-17-2023	2	—	21,758,711
Treasury Bills adjusted by Cer Maturity 02-17-2023	1	—	1,237,150

Subtotal Government Securities - In pesos		384,217	22,995,861

Government Securities - In foreign currency
Argentine Treasury Bond in dual currency. Maturity 06-30-2024	1	216,222,852	—
Argentine Treasury Bond in dual currency. Maturity 02-28-2024	1	7,269,735	—
GD30 Bond Foreign Law USD Step Up. Maturity 07-09-2030	1	28,433	—
AL30 Bond Local Law USD Step Up. Maturity 07-09-2030	1	27,336	—
Argentine Treasury Bond in dual currency. Maturity 07-31-2023	1	—	10,961,484

Subtotal Government Securities - In foreign currency		223,548,356	10,961,484

BCRA Bills - In pesos
BCRA Liquidity Bills in pesos. Maturity 01-12-2023	2	—	45,513,297

Subtotal BCRA Liquidity Bills - In pesos		—	45,513,297

Private Securities - In pesos
Corporate bond New San S.A. Series 18 in Pesos BADLAR Privated + 300 pbs. Maturity 10-17-2024	3	263,784	—
Corporate bond New San S.A. Series 19 in Pesos Monetary Policy Rate. Maturity 10-17-2024	3	234,746	—
Corporate bond Toyota Cia Financiera Series 32 in Pesos. Maturity 02- 09-2025	3	179	—

Subtotal Private Securities - In Pesos		498,709	—

Private Securities - In foreign currency
Corporate bond Central Puerto Series A in US$. Maturity 03-14-2026	2	1,651,592	—

Subtotal Private Securities - In foreign currency		1,651,592	—

TOTAL DEBT SECURITIES AT FAIR VALUE THROUGH PROFIT OR LOSS		226,082,874	79,470,642

EQUITY INSTRUMENTS AT FAIR VALUE THROUGH PROFIT OR LOSS
Local:
Private Securities - In pesos
Mutual Funds	1	741,812	12,227,984
Share - BYMA - Bolsas y Mercados Argentina	1	2,169,288	1,741,880
Share - Banco de Valores de Bs. As.	1	1,056,648	991,886

Subtotal Private Securities - In pesos		3,967,748	14,961,750

TOTAL EQUITY INSTRUMENTS AT FAIR VALUE THROUGH PROFIT OR LOSS		3,967,748	14,961,750

DEBT SECURITIES AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME
Local:
Government Securities - In pesos
Treasury Bonds adjusted by 4.25% CER in pesos. Maturity 12-13-2024	1	218,925,057	—
Treasury Bonds adjusted by 4% CER in pesos. Maturity 10-14-2024	1	194,471,116	—
Treasury Bonds adjusted by 4.25% CER in pesos. Maturity 02-14-2025	1	56,074,420	—
Treasury Bonds adjusted by 1.55% CER in pesos. Maturity 07-26-2024	1	51,382,569	79,834,269
Treasury Bonds adjusted by 3.75% CER in pesos. Maturity 04-14-2025	1	791,192	—
Treasury Bonds adjusted by 1.50% CER in pesos. Maturity 03-25-2024	1	166,382	77,406,739
Treasury Bonds Bond adjusted by 2% CER in pesos Tx26 (Boncer). Maturity 11-9-2026	1	33,984	25,733,504
Treasury Bonds adjusted by 1.45% CER in pesos. Maturity 08-13-2023	2	—	64,755,218
Treasury Bills adjusted by CER. Maturity 05-19-2023	1	—	41,147,674
Treasury Bills at discount ARS Maturity 03-31-2023	2	—	28,272,875
Treasury Bonds adjusted by 1.40% CER in pesos. Maturity 03-25-2023	1	—	27,186,318
Treasury Bills at discount ARS Maturity 04-28-2023	2	—	24,896,271
Treasury Bills adjusted by CER. Maturity 06-16-2023	1	—	15,154,084
Treasury Bills at discount ARS Maturity 05-31-2023	2	—	4,552,030
Treasury Bills adjusted by CER. Maturity. 04-21-2023	1	—	2,075,455

Subtotal Government Securities - In pesos		521,844,720	391,014,437

Government Securities - In foreign currency
Dollar-linked 0,40% Argentine Treasury Bonds. Maturity 04-30-2024	1	29,721	—
Dollar-linked Argentine Treasury Bonds. Maturity 04-28-2023	1	—	835,190

Subtotal Government Securities - In foreign currency		29,721	835,190

BCRA Bills - In pesos
BCRA Liquidity Bills in pesos. Maturity 01-11-2024	2	55,990,918	—
BCRA Liquidity Bills in pesos. Maturity 01-09-2024	2	4,444,215	—
BCRA Liquidity Bills in pesos. Maturity 01-02-2024	2	49,863	—
BCRA Liquidity Bills in pesos. Maturity 01-26-2023	2	—	516,342,664
BCRA Liquidity Bills in pesos. Maturity 01-03-2023	2	—	185,356,395
BCRA Liquidity Bills in pesos. Maturity 01-05-202 3	2	—	184,805,499
BCRA Liquidity Bills in pesos. Maturity 01-10-2023	2	—	152,318,435
BCRA Liquidity Bills in pesos. Maturity 01-17-2023	2	—	150,203,008
BCRA Liquidity Bills in pesos. Maturity 01-12-2023	2	—	136,539,892
BCRA Liquidity Bills in pesos. Maturity 01-19-2023	2	—	134,601,157

Subtotal BCRA Bills - In pesos		60,484,996	1,460,167,050

BCRA Bills - In foreign currency
Local BCRA Bills in USD. Maturity 11-16-2024	2	44,709,127	—
Local BCRA Bills in USD. Maturity 11-20-2024	2	16,978,149	—
Local BCRA Bills in USD. Maturity 11-23-2024	2	6,467,866	—
Local BCRA Bills in USD. Maturity 11-27-2024	2	1,616,967	—
Local BCRA Bills in USD. Maturity 09-29-2023	2	—	1,654,764
Local BCRA Bills in USD. Maturity 10-03-2023	2	—	1,654,764
Local BCRA Bills in USD. Maturity 10-04-2023	2	—	1,654,764
Local BCRA Bills in USD. Maturity 10-05-2023	2	—	1,103,176
Local BCRA Bills in USD. Maturity 09-23-2023	2	—	551,587

Subtotal BCRA Bills - In foreign currency		69,772,109	6,619,055

Private Securities - In pesos
Corporate Bond Arcor Class 17 adjusted by UVA. Maturity 10-20-2025	3	3,836,170	1,919,543
Corporate bond New San S.A. in Pesos BADLAR Privated + 440 pbs. Maturity 02-14-2024	3	225,822	—
Corporate Bond Bco. de Serv. Financieros Class 22 in Pesos at Floating rate. Maturity 03-03-2024	3	216,530	—
Corporate Bond Petroquímica Com. Rivadavia S.A. in Pesos at Floating Rate. Maturity 08-15-2024	3	172,734	—
Corporate bond New San S.A. in Pesos BADLAR Privated + 55 pbs. Maturity 05-19-2024	3	152,317	—
Corporate Bond Refi Pampa Class 2 adjusted by UVA.Maturity 05-06-2025	3	87,204	105,526

Subtotal Private Securities - In pesos		4,690,777	2,025,069

Private Securities - In foreign currency
Corporate Bond Pampa Energia S.A. Class 18 in USD. Maturity 09-08-2025	2	1,602,518	—
Corporate Bond Empresa de Gas del Sur (EMGASUD) S.A. Series 39 in USD. Maturity 07-14-2028	2	1,338,658	—
Corporate Bond Vista Energy Class 20 USD. Maturity 07-20-2025	2	1,326,772	—
Corporate Bond Luz De Tres Picos Class 4 in USD. Maturity 09-29-2026	2	347	1,731,557
Corporate bond Petroquimica Comodoro Rivadavia Class O in USD. Maturity 09-22-2027	2	118	—
Corporate Bond Vista Energy Class 13 in USD. Maturity 08-08-2024	2	—	4,213,672
Corporate Bond Vista Energy Class 15 in USD. Maturity 01-21-2024	2	—	2,755,540
Corporate Bond Pcr Class H in USD. Maturity 12-17-2024	2	—	589,815
Dollar-linked Corporate Bond Molinos Agro. Maturity 05-18-2023	2	—	277,783

Subtotal Private Securities - In foreign currency		4,268,413	9,568,367

Financial assets pledged as collateral - In pesos
Argentine Treasury Bonds adjusted by 1.55% CER in pesos. Maturity 07-26-2024	1	88,825,583	1,594,778
BCRA Liquidity Bills in pesos. Maturity 01-09-2024	2	44,073,415	—
Argentine Bond adjusted by 2% CER in pesos Tx26 (Boncer). Maturity 11-9-2026	1	36,754,500	—
Treasury Bonds in pesos adjusted by 4.25% CER. Maturity 02-14-2025	1	5,016,975	—
Treasury Bills adjusted by CER. Maturity 05-19-2023	1	—	18,202,642
Treasury Bills adjusted by CER. Maturity 06-16-2023	1	—	1,962,965
Treasury Bonds adjusted by 1.40% CER in pesos. Maturity 03-25-2023	1	—	19,067,599
Treasury Bonds adjusted by 1.50% CER in pesos. Maturity 03-25-2024	1	—	11,175,035

Subtotal Financial assets pledged as collateral - In pesos		174,670,473	52,003,019

Financial assets pledged as collateral - In foreign currency
Dollar-linked Argentine Treasury Bond. 0.40%. Maturity 04-30-2024	1	2,910,000	—
Corporate Bond Luz De Tres Picos Class 4 in USD. Maturity 09-29-2026	2	2,134,139	—
Corporate bond Petroquimica Comodoro Rivadavia Class O in USD. Maturity 09-22-2027	2	731,830	—
Corporate Bond Pcr Class H in USD	2	347,401	—

Subtotal Financial assets pledged as collateral - In foreign currency		6,123,370	—

TOTAL DEBT SECURITIES AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME		841,884,579	1,922,232,187

EQUITY INSTRUMENTS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME
Local:
Private Securities - In pesos
Other	3	1,552,778	676

Subtotal Private Securities - In pesos		1,552,778	676

Foreign:
Private Securities - In foreign currency
Other	2	432,216	187,625

Subtotal Private Securities - In foreign currency		432,216	187,625

TOTAL EQUITY INSTRUMENTS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME		1,984,994	188,301

DEBT SECURITIES AT AMORTIZED COST
Government Securities - In pesos
Argentine Treasury Bonds in pesos. Maturity 0 8 -23-202 5		49,502,692	—
Argentine Treasury Bonds in pesos. Maturity 05-23-2027		32,406,871	100,997,240
Argentine Treasury Bond s in pesos, 0.7% Baldar Private rate. Maturity 11-23-2027		14,771,877	37,662,724

Subtotal Government Securities - In pesos		96,681,440	138,659,964

Allowances for credit losses		(12,858,226)	(20,893,248)

TOTAL DEBT SECURITIES AT AMORTIZED COST		83,823,214	117,766,716